CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Ordinary shares	Preferred Shares A	Preferred Shares B	Preferred Shares C	Share capital		Share premium	Accumulated deficit	Capital reserves	Total
Balance at the beginning at Dec. 31, 2020					$ 4		$ 45,990	$ (66,769)	$ (905)	$ (21,680)
Balance at the beginning (in shares) at Dec. 31, 2020	18,722,010	7,638,647	4,999,651	895,710
Exercise of employee's options					0	[1]	64	0	0	64
Exercise of employee's options (in shares)	61,158
Share based payments					0	[1]	149	0	0	149
Comprehensive loss for the year					0		0	(17,050)	1,131	(15,919)
Balance at the end at Dec. 31, 2021					4		46,203	(83,819)	226	(37,386)
Balance at the end (in shares) at Dec. 31, 2021	18,783,168	7,638,647	4,999,651	895,710
Shares issued to Financial Institutions					0		1,978	0	0	1,978
Shares issued to Financial Institutions (in shares)	846,432
Exercise of employee's options							101	0	0	101
Exercise of employee's options (in shares)	236,446
Warrant exercised					0		5,399	0	0	5,399
Warrant exercised (in shares)			57,660	860,802
Share based payments						[2]	570	0	0	570
Issuance of shares following SPAC transaction					(4)		339,858	0	0	339,854
Issuance of shares following SPAC transaction (in shares)	56,647,836	(7,638,647)	(5,057,311)	(1,756,512)
SPAC Exercise of warrants (in shares)	2,553,692
SPAC Exercise of warrants					0		2,381	0	0	2,381
Issuing shares as part of FPA					0		49,998	0	0	49,998
Issuing shares as part of FPA (in shares)	1,605,100
Comprehensive loss for the year					0		0	(397,789)	3,272	(394,517)
Balance at the end at Dec. 31, 2022					0		446,488	(481,608)	3,498	(31,622)
Balance at the end (in shares) at Dec. 31, 2022	80,672,674	0	0	0
Shares issued to employees					0		27	0	0	27
Shares issued to employees (in shares)	940,953
Shares issued to Financial Institutions					0		1,628	0	0	1,628
Shares issued to Financial Institutions (in shares)	1,500,566
Share based payments					0		2,950	0		2,950
Comprehensive loss for the year					0			(29,715)	(609)	(30,324)
Currency translation reserve realization due the sell of SSS					0		0	0	(1,445)	(1,445)
Balance at the end at Dec. 31, 2023					$ 0		$ 451,093	$ (511,323)	$ 1,444	$ (58,786)
Balance at the end (in shares) at Dec. 31, 2023	83,114,193	0	0	0

[1]	Represents an amount less than one thousand.
[2]	Represents an amount less than one thousand.